Stockholders' Equity - Summary of Pre-funded Warrants for Common Stock Issued and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	May 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0025		$ 0.0025
Pre-funded Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants Outstanding	1,155,663	250,000
Pre-funded Warrants | February 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issue Date	Feb. 28, 2019
Expiration Date	None
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0025
Number of Warrants Outstanding	150,000
Pre-funded Warrants | April 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issue Date	Apr. 30, 2020
Expiration Date	None
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0025
Number of Warrants Outstanding	474,413
Pre-funded Warrants | May 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issue Date	May 31, 2022
Expiration Date	None
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.0025
Number of Warrants Outstanding	531,250